DIVESTMENTS AND ASSETS HELD FOR SALE Assets held for sale (Details) - USD ($) $ in Millions		6 Months Ended
	May 28, 2018	Jun. 30, 2018	Jun. 30, 2017	May 07, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		$ 2,943	$ 2,048		$ 2,574	$ 2,501
Inventories		17,745			17,986
Total current assets		31,429			26,745
Property, plant and equipment		34,290			36,971
Other assets		2,340			2,234
Total non-current assets		55,535			58,552
Total Assets		86,964			85,297
Total current liabilities		22,713			21,410
Long-term debt		8,963			10,143
Other long-term liabilities		1,387			963
Total non-current liabilities		21,916			23,032
Total liabilities		44,629			$ 44,442
Impairment		$ 86	$ 46
Macsteel
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture	50.00%
Ilva Remedies | Disposal groups classified as held for sale
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents				$ 23
Other current assets				237
Inventories				743
Total current assets				1,003
Property, plant and equipment				1,500
Investments				81
Other assets				7
Total non-current assets				1,588
Total Assets				2,591
Trade accounts payable, accrued expenses and other liabilities				610
Total current liabilities				610
Long-term debt				74
Other long-term liabilities				120
Total non-current liabilities				194
Total liabilities				$ 804
Disposal groups classified as held for sale | Macsteel
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Impairment	$ 132